Income Tax Expenses (Details 3)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Non-current deferred tax assets:
Change in fair value of available-for-sale securities	$ 40,793	248,712
Net non-current deferred income tax assets	$ 40,793	248,712